LEASES - Schedule Of Maturities Of Lease Liabilities (Details) ¥ in Millions	Sep. 30, 2022 CNY (¥)
Total Operating Leases
Remainder of 2022	¥ 1,097
2023	4,099
2024	4,146
2025	3,924
2026	3,724
Thereafter	27,070
Total minimum lease payments	44,060
Less: amount representing interest	13,112
Present value of minimum lease payments	30,948
Total Finance Leases
Remainder of 2022	39
2023	162
2024	167
2025	166
2026	168
Thereafter	4,143
Total minimum lease payments	4,845
Less: amount representing interest	1,943
Present value of minimum lease payments	¥ 2,902